Equity - Changes in Other Components of Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reserves within equity [line items]
Beginning balance	¥ 8,565,790		¥ 7,569,626
Adjustment during the year	(451,209)	¥ 26,321	(159,244)
Reclassification to retained earnings
Ending balance	8,286,023	8,565,790
Previously stated [member]
Disclosure of reserves within equity [line items]
Beginning balance		8,234,095
Ending balance			8,234,095
Effect of changes in accounting policy [member]
Disclosure of reserves within equity [line items]
Beginning balance		(47,035)
Ending balance			(47,035)
Effect of hyperinflation [member]
Disclosure of reserves within equity [line items]
Beginning balance		5,442
Ending balance			5,442
Adjusted balance [member]
Disclosure of reserves within equity [line items]
Beginning balance		8,192,502
Ending balance			8,192,502
Remeasurements of defined benefit plans [member]
Disclosure of reserves within equity [line items]
Beginning balance
Adjustment during the year	(102,230)	(23,383)	12,125
Reclassification to retained earnings	102,230	23,383	(12,125)
Ending balance
Remeasurements of defined benefit plans [member] | Previously stated [member]
Disclosure of reserves within equity [line items]
Beginning balance
Ending balance
Remeasurements of defined benefit plans [member] | Effect of changes in accounting policy [member]
Disclosure of reserves within equity [line items]
Adjustment during the year
Remeasurements of defined benefit plans [member] | Effect of hyperinflation [member]
Disclosure of reserves within equity [line items]
Beginning balance
Ending balance
Remeasurements of defined benefit plans [member] | Adjusted balance [member]
Disclosure of reserves within equity [line items]
Beginning balance
Ending balance
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member]
Disclosure of reserves within equity [line items]
Beginning balance	49,228		85,947
Adjustment during the year	(24,559)	(26,696)	20,655
Reclassification to retained earnings	207	(29,273)	(1,197)
Ending balance	24,876	49,228
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member] | Previously stated [member]
Disclosure of reserves within equity [line items]
Beginning balance		105,405
Ending balance			105,405
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member] | Effect of changes in accounting policy [member]
Disclosure of reserves within equity [line items]
Adjustment during the year		(208)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member] | Effect of hyperinflation [member]
Disclosure of reserves within equity [line items]
Beginning balance
Ending balance
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member] | Adjusted balance [member]
Disclosure of reserves within equity [line items]
Beginning balance		105,197
Ending balance			105,197
Exchange differences on translating foreign operations [member]
Disclosure of reserves within equity [line items]
Beginning balance	165,155		265,459
Adjustment during the year	(304,670)	77,372	(192,572)
Reclassification to retained earnings
Ending balance	(139,515)	165,155
Exchange differences on translating foreign operations [member] | Previously stated [member]
Disclosure of reserves within equity [line items]
Beginning balance		72,887
Ending balance			72,887
Exchange differences on translating foreign operations [member] | Effect of changes in accounting policy [member]
Disclosure of reserves within equity [line items]
Adjustment during the year
Exchange differences on translating foreign operations [member] | Effect of hyperinflation [member]
Disclosure of reserves within equity [line items]
Beginning balance		14,896
Ending balance			14,896
Exchange differences on translating foreign operations [member] | Adjusted balance [member]
Disclosure of reserves within equity [line items]
Beginning balance		87,783
Ending balance			87,783
Other components of equity [member]
Disclosure of reserves within equity [line items]
Beginning balance	214,383		351,406
Adjustment during the year	(431,459)	27,293	(159,792)
Reclassification to retained earnings	102,437	(5,890)	(13,322)
Ending balance	¥ (114,639)	214,383
Other components of equity [member] | Previously stated [member]
Disclosure of reserves within equity [line items]
Beginning balance		178,292
Ending balance			178,292
Other components of equity [member] | Effect of changes in accounting policy [member]
Disclosure of reserves within equity [line items]
Beginning balance		(208)
Adjustment during the year		(208)
Ending balance			(208)
Other components of equity [member] | Effect of hyperinflation [member]
Disclosure of reserves within equity [line items]
Beginning balance		14,896
Ending balance			14,896
Other components of equity [member] | Adjusted balance [member]
Disclosure of reserves within equity [line items]
Beginning balance		¥ 192,980
Ending balance			¥ 192,980